COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Future minimum lease payments due under operating lease

Payments due in the years ended December 31,
2013	$165,076
2014	29,144
2015	12,870
2016	7,805
2017	4,645
Thereafter	58,245

Total	$277,785